Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted Stock
The per share fair value of RSUs granted with service conditions was determined on the date of grant using the fair market value of the shares on that date and is recognized as an expense over the requisite service period. This information does not include RSUs granted as part of the acquisitions of Wetpaint and Choose Digital.

Description	Shares	Weighted Average Grant Date Fair Value
Nonvested at July 1, 2015	23,313	$1,044.60
Granted	17,571	32.60
Vested	(19,138)	944.60
Forfeited and canceled	(17,704)	74.80
Nonvested at June 30, 2016	4,042	$2,740.40

Schedule of Stock Options
The following table summarizes the Company's stock option activity for year ended June 30, 2016:

Description	Number of Options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at July 1, 2015	59,091	$223.80	8.97	$21
Granted	11,767	6.60	—	—
Exercised	—	—	—	—
Forfeited and canceled	(24,803)	68.60	—	—
Expired	(704)	64.40	—	—
Outstanding at June 30, 2016	45,351	238.40	8.53	—
Exercisable at June 30, 2016	41,982	$253.00	8.53	$—

Schedule Weighted Average Assumptions
The fair value of options granted during the years ended June 30, 2016 and 2015 were estimated based on the following weighted average assumptions:

Description	Year Ended June 30, 2016	Year Ended June 30, 2015
Expected volatility	80%	80%
Risk-free interest rate	1.94%	1.82%
Expected dividend yield	—	—
Expected life (in years)	6.50	6.50
Estimated fair value per option granted	$6.60	$42.20